STOCK OPTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 12, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares available for grant	214,367		214,367		214,367
Shares reserved for future issuance	167,300		167,300		167,300
Aggregate intrinsic value outstanding stock options	$ 0		$ 0		$ 0
Stock price	$ 1.73		$ 1.73		$ 14.10		$ 5.50
Fair value of all options, vested	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Unrecognized compensation expense			$ 0		$ 0